Financial assets - Debt Investment AT FVOCI (Details) - Debt securities [Member] - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets [abstract]
Non-current listed financial assets at fair value through other comprehensive income	₺ 1,376,645
Current listed financial assets at fair value through other comprehensive income	₺ 51,166	₺ 529,610